UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Van Berkom & Associates Inc.
Address: 1130 Sherbrooke St West, S# 1005
         Montreal, Quebec, Canada H3A 2M8

13F File Number:  028-14507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mathieu Sirois
Title:     Vice-President & Senior Portfolio Mngr, U.S. Small Cap
Phone:     514 985-5759

Signature, Place, and Date of Signing:

  /s/ Mathieu Sirois     Montreal, QC     July 5, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    41

Form 13F Information Table Value Total:    $859,909 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVISORY BRD CO                COM              00762W107    15245   263390 SH       SOLE                   113974        0   149416
AMEDISYS INC                   COM              023436108     8078   303349 SH       SOLE                   131094        0   172255
ARTIO GLOBAL INVS INC          COM CL A         04315B107    18874  1670248 SH       SOLE                   721846        0   948402
BALDWIN & LYONS INC            CL B             057755209    10742   463620 SH       SOLE                   200510        0   263110
BIG LOTS INC                   COM              189302103    26522   800061 SH       SOLE                   345784        0   454277
BROWN & BROWN INC              COM              115236101    35788  1394704 SH       SOLE                   604037        0   790667
CBOE HLDGS INC                 COM              12503M108    20218   821866 SH       SOLE                   355419        0   466447
CAL DIVE INTL INC DEL          COM              12802T101    17658  2952820 SH       SOLE                  1277247        0  1675573
CARLISLE COS INC               COM              142339100    23885   485177 SH       SOLE                   209599        0   275578
CHARLES RIV LABS INTL INC      COM              159864107    24578   604621 SH       SOLE                   261381        0   343240
CHEMED CORP NEW	               COM              16359R103    28325   432306 SH       SOLE                   187105        0   245201
GLADSTONE INVT CORP            COM              376546107     6432   900771 SH       SOLE                   389437        0   511334
GRACO INC                      COM              384109104    19195   378903 SH       SOLE                   164040        0   214863
GRAND CANYON ED INC            COM              38526M106    26460  1865992 SH       SOLE                   806675        0  1059317
HERBALIFE LTD                  COM USD SHS      G4412G101    16209   281204 SH       SOLE                   121430        0   159774
HHGREGG INC                    COM              42833L108    26073  1945744 SH       SOLE                   841029        0  1104715
IDEX CORP                      COM              45167R104    24087   525338 SH       SOLE                   227798        0   297540
INTERVAL LEISURE GROUP INC     COM              46113M108    27255  1990899 SH       SOLE                   860883        0  1130016
IRIDIUM COMMUNICATIONS INC     COM              46269C102    17035  1969311 SH       SOLE                   851400        0  1117911
ISHARES TR		       RUSSELL 2000     464287655     8081    97600 SH       SOLE                    52000        0    45600
KINETIC CONCEPTS INC           COM NEW          49460W208    21224   368283 SH       SOLE                   159743        0   208540
LHC GROUP INC                  COM              50187A107    23643  1025277 SH       SOLE                   443396        0   581881
LENDER PROCESSING SVCS INC     COM              52602E102    21288  1018093 SH       SOLE                   440536        0   577557
LINCARE HLDGS INC              COM              532791100    21420   731793 SH       SOLE                   316321        0   415472
LINCOLN EDL SVCS CORP          COM              533535100    17439  1016854 SH       SOLE                   441310        0   575544
MTS SYS CORP                   COM              553777103    18290   437240 SH       SOLE                   189314        0   247926
MARKETAXESS HLDGS INC          COM              57060D108    25831  1030763 SH       SOLE                   445530        0   585233
MIDDLEBY CORP                  COM              596278101    18332   194935 SH       SOLE                    84195        0   110740
MILLER HERMAN INC              COM              600544100    28687  1053894 SH       SOLE                   455690        0   598204
NEUSTAR INC                    COM              64126X201    30263  1155085 SH       SOLE                   499680        0   655405
PROGRESS SOFTWARE CORP         COM              743312100    21783   902724 SH       SOLE                   390584        0   512140
QLOGIC CORP                    COM              747277101    21651  1359967 SH       SOLE                   588266        0   771701
RLI CORP                       COM              749607107    26713   431417 SH       SOLE                   186642        0   244775
SOTHEBYS                       COM              835898107    19398   445924 SH       SOLE                   192744        0   253180
SPDR S&P MIDCAP 400 ETF TR     UTSER1 S&PDCRP   78467Y107     1544     8700 SH       SOLE                        0        0     8700
TCF FINL CORP                  COM              872275102    18312  1326971 SH       SOLE                   575148        0   751823
TEMPUR PEDIC INTL INC          COM              88023U101    16181   238589 SH       SOLE                   103127        0   135462
THOR INDS INC                  COM              885160101    21314   739047 SH       SOLE                   319315        0   419732
TRUE RELIGION APPAREL INC      COM              89784N104    19763   679615 SH       SOLE                   293896        0   385719
UNIVERSAL HLTH SVCS INC        COM              913903100    38077   738925 SH       SOLE                   319373        0   419552
WILEY JOHN & SONS INC          COM              968223206    28016   538668 SH       SOLE                   232841        0   305827